Jan. 31, 2024
Dreyfus Government Cash Management | Bold Shares Prospectus
Investment Objective
The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
BOLD® Future Shares
Management fees	.20
Other expenses:
Administrative services fees	.05
Shareholder services fees	.25
Miscellaneous other expenses	.01
Total other expenses	.31
Total annual fund operating expenses	.51
Fee waiver and/or expense reimbursement*	(.04)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	.47

* The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until May 31, 2025, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. On or after May 31, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time. In addition, the fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until May 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund's BOLD® Future shares so that the direct expenses of BOLD® Future shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .47%. To the extent that it is necessary for BNY Mellon Investment Adviser, Inc. to waive receipt of its management fee or reimburse the fund's common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after May 31, 2025, BNY Mellon Investment Adviser, Inc. may terminate the fee waiver agreement and/or expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the fee waiver and expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
BOLD® Future Shares	$48	$160	$281	$637

Principal Investment Strategy

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized solely by government securities and/or cash, and cash.

The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. Under normal conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

The fund seeks to invest in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities and enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation (Dreyfus), the fund's sub-adviser, of the issuer's, guarantor's or counterparty's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, Dreyfus also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's financial condition (including cash flows, revenues, and short-term debt coverage) and competitive positioning or reputation within the relevant sector. The relevance and significance of these ESG factors to an entity's financial condition, competitive positioning or reputation vary and are dependent on the specific sector in which an issuer, guarantor or counterparty operates.

With respect to counterparties to repurchase agreements, relevant ESG considerations may include carbon financing and exposure, privacy and data security, responsible investments, corporate governance, business ethics, and financial system stability.

As part of its credit risk analysis, Dreyfus evaluates material ESG factors for the U.S. government and U.S. government agencies or instrumentalities. These factors are evaluated from a sovereign perspective and may include environmental risks such as natural disasters, weather patterns and climate change; social factors such as long-term demographic trends, health equality and education standards; and governance factors such as the quality of institutional frameworks. In this regard, ESG considerations are generally expected to have a neutral impact on investment decisions pertaining to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, as other factors such as the financial condition, liquidity and market positioning of such entities are expected to outweigh ESG factors.

In evaluating ESG factors, Dreyfus considers ESG research developed by one or more of its affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. Identified ESG factors are incorporated within Dreyfus's credit risk analysis to determine whether such ESG factors have a positive, negative or neutral impact on Dreyfus's assessment of creditworthiness. Based on this determination, the fund may adjust the applicable credit or maturity limits for the relevant issuer, guarantor or counterparty. Dreyfus, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund. As a result, the fund may invest in securities of issuers or securities guaranteed by guarantors or enter into repurchase agreements with counterparties, for example, that may be negatively impacted by ESG factors.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Service shares from year to year. The table shows the average annual total returns of the fund's Service shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

The historical performance of the fund's Service shares, which are not offered in this prospectus, is shown in the bar chart and table since BOLD® Future shares are new and past performance information is not available for BOLD® Future shares as of the date of this prospectus. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses. Accordingly, although BOLD® Future shares are estimated to have a lower total annual expense ratio to that of Service shares, to the extent BOLD® Future shares were to have a higher total annual expense ratio than Service shares, the performance shown for BOLD® Future shares would be lower.

Year-by-Year Total Returns as of 12/31 each year (%)

Year-by-Year Total Returns as of 12/31 each year (%) Service Shares
During the periods shown in the chart: Best Quarter Q4, 2023: 1.12% Worst Quarter Q1, 2022: 0.01%

During the periods shown in the chart: Best Quarter Q4, 2023: 1.12% Worst Quarter Q1, 2022: 0.01% The year-to-date total return of the fund's Service shares as of March 31, 2024 was 1.10%.
Average Annual Total Returns as of 12/31/23	[1]

Average Annual Total Returns as of 12/31/23*
	1 Year	Since Inception (11/16/2020)
Service Shares	4.20%	1.66%
For the current yield, call toll-free 1-800-373-9387 (inside the U.S. only).
For the current yield, call toll-free 1-800-373-9387 (inside the U.S. only).

[1]	Reflects the performance of the fund's Service shares, which are offered in a separate prospectus.